Finance income	12 Months Ended
Mar. 31, 2022
Disclosure of Finance Income [Abstract]
Finance income
32.
Finance income and fair value change in derivative instruments

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Interest income accounted at amortised cost
- on fixed deposit with banks	2,044	1,563	1,385	18
- on loan given to third party	—	—	40	1
- on trade receivables	—	114	138	2
- others	135	212	238	3
Gain on fair value changes on derivative instruments (other than hedge instruments)	—		212	3
Gain on settlement of financial liabilities*	—	1,465	—	—
Total	2,179	3,354	2,013	27

* Represents gain on derecognition of long term interest-bearing loans and borrowings accounted for using amortised cost method on account of reduction in premium on redemption due to early repayment.